Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before income tax	$ 120,283	$ 85,500	$ 31,418
Adjustments:
Interest income from financial instruments	(18,114)	(2,556)	(443)
Interest charges for lease liabilities	177	142	20
Other finance expense / (income)	3,851	402	(3)
Finance expense related to derivative financial instruments	17,074
Amortization of Intangible assets	6,891	3,917	656
Depreciation of Property, plant and equipment	738	377	155
Amortization of Right-of-use asset	518	453	181
Revenue reduction related to prepaid assets	567	200	67
Share-based payment expense, net of forfeitures	8,684	7,590	7,295
Net exchange differences	1,877	(19)	(99)
Fair value loss/(gain) on financial assets at fair value through profit or loss	36	16	(9)
Other operating (gain)/loss		(2,896)	2,896
Net Impairment loss/(gain) on financial assets	(42)	33	(808)
Adjustment for reconcile profit (loss) including profit (loss)	142,540	93,159	41,326
Changes in working capital
Increase in Trade and other receivables	(49,438)	(115,355)	(45,932)
(Increase) / decrease in Other assets	(56,015)	581	(1,114)
Increase in Trade and other payables	130,714	134,295	89,888
(Decrease) / Increase in Tax Liabilities	(4,245)	5,309	5,877
(Decrease) / Increase in Provisions	(237)	317	595
Cash from operating activities	163,319	118,306	90,640
Income tax paid	(8,868)	(9,820)	(2,154)
Net cash from operating activities	154,451	108,486	88,486
Cash flows from investing activities
Acquisitions of Property, plant and equipment	(987)	(1,949)	(876)
Additions of Intangible assets	(11,365)	(46,068)	(3,006)
Net (acquisitions)/collections of financial assets at FVPL	(327)	7,520	7,089
Interest collected from financial instruments	17,649	2,556	443
Contingent Consideration Liability Paid	(665)
Net cash provided by / (used in) investing activities	4,305	(37,941)	3,650
Cash flows from financing activities
Proceeds from issuance of shares		63,177
Proceeds from initial public offering		87,088
Repurchase of shares	(2,021)
Initial public offering expenses paid		(638)
Share-options exercise paid	3,939	81
Dividends paid			(15,000)
Proceeds from borrowings	14,782	5,000
Repayments of borrowings	(19,967)
Interest payments on borrowings	(1,600)
Interest payments on lease liability	(177)	(142)	(20)
Principal payments on lease liability	(386)	(430)	(131)
Finance expense paid related to derivative financial instruments	(19,646)
Other finance expense paid	(2,251)	(388)	(47)
Net cash (used in) / provided by financing activities	(27,327)	153,748	(15,198)
Net increase in cash flow	131,429	224,293	76,938
Cash and cash equivalents at the beginning of the year	336,197	111,733	34,765
Effects of exchange rate changes on cash and cash equivalents	466	171	30
Cash and cash equivalents at the end of the year	$ 468,092	$ 336,197	$ 111,733